UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.0% (0.7% of Total Investments)
$ 5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$ 4,996,896
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
	Alaska – 0.9% (0.6% of Total Investments)
500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	520,200
	12/01/26 – FGIC Insured (UB)
2,000	Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai Peninsula Hospital Service Area,	8/13 at 100.00	A1	2,078,320
	Series 2003, 5.000%, 8/01/23 – FGIC Insured
2,135	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	2,038,263
	Series 2006A, 4.625%, 6/01/23
4,635	Total Alaska			4,636,783
	Arizona – 2.9% (2.0% of Total Investments)
2,300	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,348,921
	2008A, 5.000%, 7/01/33
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	Aa2	4,120,388
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	7,132,160
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A–	747,195
	Healthcare, Series 2008A, 5.250%, 9/01/30
14,800	Total Arizona			14,348,664
	Arkansas – 0.9% (0.6% of Total Investments)
3,875	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2	4,405,139
	7.375%, 8/01/15
	California – 7.8% (5.4% of Total Investments)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A1	949,698
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A1	1,010,246
1,110	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	952,669
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	A	570,004
	Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,604,994
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A1	276,510
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	Aa3	914,432
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	Aa3	1,327,972
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	Aa1	3,960,252
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.98	Aa1	4,326,598
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	5,196,310
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.340%, 6/01/45 – FGIC Insured (IF)
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AAA	4,620,285
	2008B, 5.125%, 8/01/37 – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aa3	280,562
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	2,569,443
	6.750%, 11/01/39
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,270,200
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	A1	2,077,000
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	3,434,254
	5.000%, 5/01/25 – AGM Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	2,037,250
	Bonds, Series 2005C, 0.000%, 8/01/26 – NPFG Insured
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AAA	593,204
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
2,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	Aa2	454,620
	8/01/33 – AMBAC Insured
80,490	Total California			38,426,503
	Colorado – 9.6% (6.7% of Total Investments)
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,567,550
	Series 2009A, 5.500%, 7/01/34
5,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	5,018,450
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	1,164,950
	2005C, 5.250%, 3/01/40 – AGM Insured
16,995	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	17,060,601
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	4,719,780
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
1,500	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,265,670
	Hotel, Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	645,773
8,515	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	3,340,349
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	A	2,506,660
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	3,575,350
	5.350%, 12/01/37 – RAAI Insured
12,355	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 40.52	AAA	4,905,429
	0.000%, 6/15/26 (Pre-refunded 6/15/11) – AGM Insured
72,770	Total Colorado			47,770,562
	District of Columbia – 2.8% (1.9% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
2,255	6.250%, 5/15/24	5/11 at 101.00	BBB	2,260,029
5,485	6.500%, 5/15/33	No Opt. Call	BBB	5,282,713
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa2	6,139,500
12,740	Total District of Columbia			13,682,242
	Florida – 4.6% (3.2% of Total Investments)
	Lee County, Florida, Airport Revenue Bonds, Series 2000A:
3,075	5.875%, 10/01/18 – AGM Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	3,130,504
4,860	5.875%, 10/01/19 – AGM Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	4,947,723
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	4,069,960
	5.000%, 10/01/28 (WI/DD, Settling 8/05/10)
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	8,386,328
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,420,800
	South Florida, Tender Option Bond Trust 11151, 17.783%, 8/15/42 (IF)
23,685	Total Florida			22,955,315
	Georgia – 0.8% (0.5% of Total Investments)
3,750	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/11 at 100.50	A+	3,778,050
	(Alternative Minimum Tax)
	Illinois – 20.0% (13.6% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
3,855	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	Aa2	1,774,919
2,925	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Aa2	906,048
15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A2	15,000,300
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A2	3,774,939
5,460	5.250%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A2	5,376,953
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,569,600
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	No Opt. Call	AAA	2,018,480
	5.250%, 2/15/16 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,005,490
	5.500%, 2/01/40 – AMBAC Insured
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	9,854,300
	5.125%, 5/15/35
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,685,898
	5.500%, 8/01/37
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,755,300
	Centers, Series 2008A, 5.500%, 8/15/30
10,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	10,928,600
	5.750%, 5/15/22 (Pre-refunded 5/15/12)
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/11 at 102.00	Aaa	2,047,300
	5.950%, 2/20/36
4,505	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/10 at 100.00	BBB	4,506,306
	5.250%, 8/01/17 – AMBAC Insured
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	Aa3	5,524,611
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	5,194,350
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	3,385,644
2,920	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	2,967,479
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	243,012
2,455	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	382,857
8,910	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%,	4/16 at 100.00	Aa2	9,302,307
	4/01/27 – NPFG Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	3,648,825
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
118,520	Total Illinois			97,853,518
	Indiana – 2.8% (2.0% of Total Investments)
2,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	1,808,600
	System, Series 2006, 5.250%, 8/01/36
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,991,580
	Indiana, Series 2007, 5.500%, 3/01/37
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,253,547
	NPFG Insured
7,660	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/11 at 100.00	AA– (4)	7,883,749
	2000, 5.625%, 8/15/33 (Pre-refunded 2/15/11) – AMBAC Insured
13,885	Total Indiana			13,937,476
	Iowa – 0.5% (0.3% of Total Investments)
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,242,943
	5.625%, 6/01/46
	Kansas – 0.8% (0.2% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A,	No Opt. Call	AAA	4,162,178
	5.000%, 9/01/12 (UB)
	Kentucky – 0.3% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,099,790
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
	Louisiana – 1.2% (0.8% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	4,657,600
	Series 2007A, 5.375%, 5/15/43
1,230	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,238,303
	Series 2001B, 5.500%, 5/15/30
6,230	Total Louisiana			5,895,903
	Massachusetts – 1.5% (1.0% of Total Investments)
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	4,582,784
	Lien Series 2010B, 5.000%, 1/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	494,485
	Series 2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,380,132
	University Issue, Series 2009A, 5.750%, 7/01/39
7,210	Total Massachusetts			7,457,401
	Michigan – 7.9% (5.5% of Total Investments)
540	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	BB	486,124
	GTY Insured
7,745	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998A, 5.250%,	7/17 at 100.00	Aa3	8,143,170
	7/01/21 – NPFG Insured
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	8,230,300
	10/15/29 – AMBAC Insured
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/10 at 100.00	BB–	3,274,542
	Obligated Group, Series 1993A, 6.500%, 8/15/18
6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	6,011,520
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 –
	SYNCORA GTY Insured (Alternative Minimum Tax)
7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	7,245,675
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	5,652,731
	Hospital, Series 2001M, 5.250%, 11/15/35 – NPFG Insured
39,085	Total Michigan			39,044,062
	Minnesota – 1.4% (1.0% of Total Investments)
7,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	7,148,260
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
	Mississippi – 0.5% (0.1% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	No Opt. Call	AA	2,552,294
	Healthcare, Series 2004B-1, 5.000%, 3/01/13 (UB)
	Missouri – 0.7% (0.5% of Total Investments)
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	1,930,500
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,517,850
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
6,500	Total Missouri			3,448,350
	Nevada – 2.9% (2.0% of Total Investments)
1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	467,396
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured (5)
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.164%,	7/17 at 100.00	AA+	2,845,200
	7/01/31 – BHAC Insured (IF)
10,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	11,248,908
	(Pre-refunded 7/01/11) – AGM Insured
15,200	Total Nevada			14,561,504
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	5,120,950
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 7.2% (5.0% of Total Investments)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	BB+	2,550,250
	Care System, Series 2006A, 0.000%, 7/01/35
14,865	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	Aaa	15,544,628
	2000CC, 5.850%, 10/01/25 – NPFG Insured (Alternative Minimum Tax)
1,905	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/10 at 100.00	A+	1,905,876
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	5,267,400
	0.000%, 12/15/33 – AGM Insured
5,740	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	6,152,075
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
6,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	4,284,085
	Series 2007-1A, 5.000%, 6/01/41
65,850	Total New Jersey			35,704,314
	New Mexico – 3.0% (2.1% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
8,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	8,493,280
6,200	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	6,582,292
14,200	Total New Mexico			15,075,572
	New York – 3.5% (2.5% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	5,188,333
	College, Series 2007, 5.000%, 7/01/46
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,210,490
	Series 2002A, 5.125%, 1/01/29
5,135	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	9/10 at 100.50	Aa1	5,149,121
	(Alternative Minimum Tax)
17,140	Total New York			17,547,944
	North Carolina – 4.8% (3.3% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,037,170
	Bonds, Series 2008A, 5.000%, 1/15/47
18,555	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/11 at 100.00	Baa1	18,591,364
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AAA	2,048,276
	5.750%, 1/01/39 – AGC Insured
23,455	Total North Carolina			23,676,810
	Ohio – 5.1% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,050	5.375%, 6/01/24	6/17 at 100.00	BBB	2,624,647
805	5.125%, 6/01/24	6/17 at 100.00	BBB	675,041
2,700	5.875%, 6/01/30	6/17 at 100.00	BBB	2,131,542
2,755	5.750%, 6/01/34	6/17 at 100.00	BBB	2,061,897
7,995	5.875%, 6/01/47	6/17 at 100.00	BBB	5,666,456
14,800	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	9,655,964
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	2,548,500
	System Inc., Tender Option Bond Trust 2812-1, 12.350%, 1/15/46 – AMBAC Insured (IF)
35,855	Total Ohio			25,364,047
	Oklahoma – 0.8% (0.6% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,756,640
	Center, Series 2008B, 5.250%, 8/15/38
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	2,261,686
	5.000%, 2/15/24
3,910	Total Oklahoma			4,018,326
	Pennsylvania – 2.9% (1.8% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,285,088
	AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	3,117,010
	4.650%, 10/01/26 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	5,916,874
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,891,550
	6/01/33 – AGM Insured
17,700	Total Pennsylvania			14,210,522
	Puerto Rico – 2.9% (2.0% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	A3	659,320
	Bonds, Series 2002D, 0.000%, 7/01/31 – AMBAC Insured
2,200	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	A3 (4)	2,365,616
	Bonds, Series 2002D, 0.000%, 7/01/31 (Pre-refunded 7/01/17) – AMBAC Insured
12,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	9,897,960
	2009A, 0.000%, 8/01/32
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,491,931
	8/01/54 – AMBAC Insured
38,890	Total Puerto Rico			14,414,827
	Rhode Island – 1.6% (1.1% of Total Investments)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.529%, 10/01/27 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,582,950
1,000	9.629%, 10/01/32 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,038,080
5,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,384,566
	Series 2002A, 6.125%, 6/01/32
7,940	Total Rhode Island			8,005,596
	South Carolina – 6.9% (4.8% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2002:
5,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	6,252,125
4,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	5,115,375
3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A	3,766,538
	5.500%, 10/01/31
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,905,125
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,900	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A	3,078,205
	Series 2004A, 5.250%, 2/15/22 – NPFG Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	7,322,611
	0.000%, 1/01/30 – AMBAC Insured
1,105	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series	12/10 at 100.00	Aa1	1,138,448
	2000A-2, 6.000%, 7/01/20 – AGM Insured (Alternative Minimum Tax)
4,565	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	4,739,931
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
46,385	Total South Carolina			34,318,358
	South Dakota – 1.6% (1.1% of Total Investments)
4,375	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AAA	5,245,713
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
1,280	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	12/10 at 100.00	B3	1,086,566
	(Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,790,408
	Hospitals, Series 2004A, 5.500%, 11/01/31
7,405	Total South Dakota			8,122,687
	Tennessee – 5.1% (3.5% of Total Investments)
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,211,781
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,320,450
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 80.49	AAA	14,853,226
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 – AGM Insured
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,856,020
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
30,185	Total Tennessee			25,241,477
	Texas – 17.6% (11.8% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	2,732,624
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
7,925	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/11 at 100.00	CCC	7,556,171
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	N/R	1,010,430
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	3,690,850
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	5,846,555
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	838,500
	0.000%, 8/15/28
1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/11 at 101.00	BBB	1,567,686
	Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)
7,570	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	A	1,735,044
	0.000%, 11/15/31 – NPFG Insured
5,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	No Opt. Call	AA+	5,249,650
	5.000%, 2/15/12 – AMBAC Insured (UB)
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%,	11/15 at 100.00	AAA	5,196,150
	11/15/35 – AGM Insured
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A3	8,816,490
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,310,350
	Building Series 2007, 5.000%, 2/15/32
7,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	5,572,070
	Series 2008I, 0.000%, 1/01/43
340	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities	11/10 at 100.00	N/R	344,202
	Program Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative
	Minimum Tax)
2,210	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	2,251,150
	Series 2004, 6.000%, 12/01/19
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,834,044
	2002A, 6.000%, 10/01/21
5,500	Spring Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds,	8/11 at 100.00	AAA	5,700,035
	Series 2001, 5.000%, 8/15/26
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,308,500
	Texas Health Resources Tender Option Bond Trust 1197, 9.051%, 11/15/47 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,903,207
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	8/19 at 100.00	AAA	3,964,615
	3479, 13.280%, 8/01/39 (IF)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	2,389,371
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	1,806,786
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	1,134,329
1,710	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	10/10 at 100.00	AA+	1,712,907
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
	Minimum Tax)
2,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	922,760
	2005, 0.000%, 8/15/26
118,125	Total Texas			87,394,476
	Utah – 0.8% (0.3% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	No Opt. Call	AAA	3,836,724
	5.000%, 4/01/12 – AGM Insured (UB)
	Vermont – 1.8% (1.3% of Total Investments)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen
	Health Care Inc., Series 2000A:
3,720	6.125%, 12/01/15 – AMBAC Insured	12/10 at 101.00	Baa1	3,787,778
4,265	6.250%, 12/01/16 – AMBAC Insured	12/10 at 101.00	Baa1	4,337,804
925	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%,	11/10 at 100.00	AAA	954,591
	11/01/25 – AGM Insured (Alternative Minimum Tax)
8,910	Total Vermont			9,080,173
	Virginia – 1.1% (0.8% of Total Investments)
2,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,958,180
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
5,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	3,733,250
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
7,000	Total Virginia			5,691,430
	Washington – 4.9% (2.6% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	No Opt. Call	Aa2	8,857,222
	Series 2001A, 5.600%, 7/01/27 – NPFG Insured (Alternative Minimum Tax) (UB)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,977,175
	Services Project, Series 2009, 5.500%, 6/01/39
7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	9/10 at 101.00	A	7,282,583
	6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,079,640
	Research Center, Series 2009A, 6.000%, 1/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,100,725
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
24,285	Total Washington			24,297,345
	West Virginia – 1.0% (0.7% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,071,400
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 2.5% (1.7% of Total Investments)
4,845	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	5,213,220
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,053,300
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,893,884
	Services Inc., Series 2003A, 5.125%, 8/15/33
11,945	Total Wisconsin			12,160,404
$ 938,640	Total Investments (cost $723,666,426) – 147.9%			732,757,215
	Floating Rate Obligations – (3.7) %			(18,540,000)
	Other Assets Less Liabilities – 6.5%			32,386,600
	Auction Rate Preferred Shares, at Liquidation Value – (50.7)% (6)			(251,275,000)
	Net Assets Applicable to Common Shares – 100%			$ 495,328,815

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$732,757,215	$ —	$732,757,215

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $705,588,504.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 34,487,572
Depreciation	(25,859,714)
Net unrealized appreciation (depreciation) of investments	$ 8,627,858

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s“) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010